LEASES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases
Right of use asset lease liability	$ 230,875
Lease payments percentage	5.88%
Operating right-of-use assets	$ 206,826
Operating right-of-use assets	202,471
Operation lease expenses	$ 62,714	$ 81,151	$ 34,739